Stockholders'Equity	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009 Online Disruptive Technologies Inc. [Member]	Dec. 31, 2009 Relationshipscoreboard.com Entertainment Inc. [Member]
Stockholders'Equity [Text Block]

Note 7 – Stockholders’ Equity

On March 24, 2010, the Company issued 16,000,000 common shares to the sole shareholder of RS to effect the acquisition and RTO. Prior to the acquisition and RTO (Note 1 and 2), RS engaged in the following equity transactions which have been restated using the exchange ratio established in the acquisition agreement to reflect 16,000,000 common shares issued in the reverse acquisition:

  On November 16, 2009, RS issued 1,000 common shares at $0.0001 per share for total proceeds of $0.10.
  On December 5, 2009, RS issued 15,999,000 common shares at $0.000025 per share for total proceeds of $400.

Prior to the acquisition and RTO (Note 1 and 2), the Company engaged in the followings equity transactions:

  On November 16, 2009, the Company issued 100 common shares at $0.001 per share for total proceeds of $0.10.
  On December 2, 2009, the Company issued 200,000 common shares at $0.01 per share for total proceeds of $2,000.
  On January 7, 2010, the Company issued 1,800,000 common shares at $0.01 per share for total proceeds of $18,000.

Upon the acquisition and RTO, 2,000,100 common shares issued by the Company prior to the acquisition were considered as a recapitalization to RS.

On February 24, 2011, the Company issued 6,000,000 common shares at $0.01 per share for total proceeds of $60,000.

Note 7 – Stockholders’ Equity

On March 24, 2010, the Company issued 16,000,000 common shares to the sole shareholder of RS to effect the acquisition and RTO. Prior to the acquisition and RTO (Note 1 and 2), RS engaged in the following equity transactions which have been restated using the exchange ratio established in the acquisition agreement to reflect 16,000,000 common shares issued in the reverse acquisition:

  On November 16, 2009, RS issued 1,000 common shares at $0.0001 per share for total proceeds of $0.1.
  On December 5, 2009, RS issued 15,999,000 common shares at $0.000025 per share for total proceeds of $400.

Prior to the acquisition and RTO (Note 1 and 2), the Company engaged in the followings equity transactions:

  On November 16, 2009, the Company issued 100 common shares at $0.001 per share for total proceeds of $0.10.
  On December 2, 2009, the Company issued 200,000 common shares at $0.01 per share for total proceeds of $2,000.
  On January 7, 2010, the Company issued 1,800,000 common shares at $0.01 per share for total proceeds of $18,000.

Upon the acquisition and RTO, 2,000,100 common shares issued by the Company prior to the acquisition were considered as a recapitalization to RS.

Note 4 – Stockholders’ Equity

On November 16, 2009, the Company issued 100 common shares at $0.001 per share for total proceeds of $0.1.

On December 2, 2009, the Company issued 200,000 common shares at $0.01 per share for total proceeds of $2,000.

Note 4 – Shareholders’ Equity

On November 16, 2009, the Company issued 100 common shares at $0.001 per share for total proceeds of $0.1.

On December 5, 2009, the Company issued 1,599,900 common shares at $0.00025 per share for total proceeds of $400.